N-2 $ in Millions	Sep. 14, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001838126
Amendment Flag	false
Securities Act File Number	814-01431
Document Type	8-K
Entity Registrant Name	HPS CORPORATE LENDING FUND
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	287-6767
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On September 14, 2023, HPS Corporate Lending Fund (the “
Fund
”) entered into a First Supplement (the “
First Supplement
”) to Master Note Purchase Agreement, dated as of March 15, 2023 (as supplemented, the “
Note Purchase Agreement
”), governing the issuance of $75 million in aggregate principal amount of its Series
2023-B
Senior Notes, Tranche A (the “
Tranche A Notes
”) and $250 million in aggregate principal amount of its Series
2023-B
Senior Notes, Tranche B (the “
Tranche B Notes
” and, together with the Tranche A Notes, the “
Notes
”) to institutional investors in a private placement. The Tranche A Notes have a fixed interest rate of 8.67% per annum and are due on September 14, 2027 and the Tranche B Notes have a fixed interest rate of 8.80% per annum and are due on September 14, 2028. Interest on the Notes will be due semiannually. These interest rates are subject to increase (up to a maximum increase of 2.00% above the stated rate for each of the Tranche A Notes and the Tranche B Notes) in the event that, subject to certain exceptions, the Notes cease to have an investment grade rating and the Fund’s minimum secured debt ratio exceeds certain thresholds. In addition, the Fund is obligated to offer to repay the Notes at par if certain change in control events occur. The Notes are general unsecured obligations of the Fund that rank pari passu
 with all outstanding and future unsecured, unsubordinated indebtedness issued by the Fund.

Long Term Debt, Structuring [Text Block]	The Tranche A Notes have a fixed interest rate of 8.67% per annum and are due on September 14, 2027 and the Tranche B Notes have a fixed interest rate of 8.80% per annum and are due on September 14, 2028. Interest on the Notes will be due semiannually. These interest rates are subject to increase (up to a maximum increase of 2.00% above the stated rate for each of the Tranche A Notes and the Tranche B Notes) in the event that, subject to certain exceptions, the Notes cease to have an investment grade rating and the Fund’s minimum secured debt ratio exceeds certain thresholds. In addition, the Fund is obligated to offer to repay the Notes at par if certain change in control events occur. The Notes are general unsecured obligations of the Fund that rank pari passu
with all outstanding and future unsecured, unsubordinated indebtedness issued by the Fund.
Long Term Debt, Dividends and Covenants [Text Block]	The Note Purchase Agreement contains customary terms and conditions for senior unsecured notes issued in a private placement, including, without limitation, affirmative and negative covenants, such as information reporting, maintenance of the Fund’s status as a business development company within the meaning of the Investment Company Act of 1940, as amended, a minimum consolidated net worth test and a minimum asset coverage ratio. The Note Purchase Agreement also contains customary events of default with customary cure and notice periods, including, without limitation, nonpayment, incorrect representation in any material respect, breach of covenant, cross-default under other indebtedness of the Fund or subsidiary guarantors, certain judgements and orders, and certain events of bankruptcy.
Tranche A Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	Tranche A Notes
Long Term Debt, Principal	$ 75
Tranche B Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	Tranche B Notes
Long Term Debt, Principal	$ 250